CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		87 Months Ended	93 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
REVENUE:
Total revenue
OPERATING EXPENSES:
Officers and directors compensation (including stock-based compensation of $216,081,$343,781, 508,412, $608,854, and $2,584,771, respectively)	292,331	420,031	660,912	762,854	1,449,958	466,230	3,738,026	4,398,938
Professional fees	65,722	3,335	74,813	14,362	61,588	188,076	1,359,242	1,434,055
Consulting fees (including stock-based compensation of $146,341, $178,335, $421,627, $351,184, and $ 1,165,782, respectively	147,104	163,350	429,699	360,904	736,499	431,898	1,960,149	2,716,526
Commitment fees						300,000	300,000	300,000
Travel	27,233	53,156	61,358	71,475	136,546	114,908	994,684	1,056,042
Occupancy	37,292	13,269	68,212	58,675	123,978	133,118	864,440	932,652
Other selling general and administrative	48,252	51,423	108,774	153,416	281,406	134,698	1,728,482	1,510,578
Total Costs and Expenses	617,934	704,564	1,403,768	1,421,686	2,789,975	1,768,928	10,945,023	12,348,791
OPERATING LOSS	(617,934)	(704,564)	(1,403,768)	(1,421,686)	(2,789,975)	(1,768,928)	(10,945,023)	(12,348,791)
OTHER (EXPENSE) INCOME
Settlement of Qatar Real Estate development dispute							1,004,666	1,004,666
Impairment of goodwill							(5,079,919)	(5,079,919)
Interest expense	(7,177)	(8,757)	(13,958)	(22,811)			(93,910)	(257,667)
Amortization of Debt discount	0	0	0	0	0	0	8,805	(93,910)
Interest income					(35,998)	(55,679)	(243,709)	8,805
Other (Expense) - Net	(7,177)	(8,757)	(13,958)	(22,811)	(35,998)	(55,679)	(4,404,067)	(4,418,025)
NET LOSS FROM DEVELOPMENT STAGE ENTITY - CONTINUING OPERATIONS DEVELOPMENT	(625,111)	(713,321)	(1,417,726)	(1,444,497)	(2,825,973)	(1,824,607)	(15,349,090)	(16,766,816)
Add net loss attributable to noncontrolling interests in Omagine LLC	13,085	7,880	19,657	20,639	35,997	20,156	56,153	75,810
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	(612,026)	(705,441)	(1,398,069)	(1,423,858)	(2,789,976)	(1,804,451)	(15,292,937)	(16,691,006)
LOSS FROM DISCONTINUED OPERATIONS - SPORTS APPAREL	0	0					(345,990)	(345,990)
NET LOSS ACCUMULATED DURING DEVELOPMENT STAGE	(612,026)	(705,441)	(1,398,069)	(1,423,858)	(2,789,976)	(1,804,451)	(15,638,927)	(17,036,996)
Net preferred stock dividends							27,778	(27,778)
LOSS APPLICABLE TO COMMON SHAREHOLDERS	$ (612,026)	$ (705,441)	$ (1,398,069)	$ (1,423,858)	$ (2,789,976)	$ (1,804,451)	$ (15,666,705)	$ (17,064,774)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.04)	$ (0.05)	$ (0.10)	$ (0.10)	$ (0.20)	$ (0.14)	$ (1.69)	$ (1.79)
LOSS PER SHARE - CONTINUING OPERATIONS - REAL ESTATE DEVELOPMENT					$ (0.20)	$ (0.14)	$ (1.65)	$ (1.75)
LOSS PER SHARE DISCONTINUED OPERATIONS - SPORTS APPAREL					$ 0.00	$ 0.00	$ (0.04)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	14,684,472	14,347,255	14,522,943	13,820,312	14,240,622	12,799,508	9,269,056	9,533,393